Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	MERCK & CO., INC.
Entity Central Index Key	0000310158
Amendment Flag	false
EBP 061
Document Information [Line Items]
Document Type	11-K
Entity tax identification number	98-0658260
Plan number	061
Entity Registrant Name	MERCK & CO., INC.
Entity Central Index Key	0000310158
Amendment Flag	false